Bow River Capital Evergreen Fund

Schedule of Investments

12/31/2023 (Unaudited)

	Investment Strategy	Value
Private Investments - 79.1%
Co-Investments - 37.9%
Credit - 5.4%
Digital Alpha Solutions Fund, LP, 14.86% (SOFR3M + 9.50% PIK + CSA)[1,2]	Private Credit Co-Investment	$4,030,113
Palmer Square Loan Funding 2021-3, Ltd.[1]	Private Credit Co-Investment	1,217,644
PARIOU SLP, 8.00% PIK, 10/31/2030, principal EUR 5,208,720[1,2]	Private Credit Co-Investment	6,068,984
Pathstone Family Office, LLC, 12.20% (SOFR1M + 6.75% + CSA, 1.00% Floor), 5/19/2029, principal $3,000,000[1,3]	Private Credit Co-Investment	2,304,771
Planet US Buyer, LLC, 12.13% (SOFR3M + 6.75%, 0.75% Floor), 1/31/2030, principal $3,000,000[1,3]	Private Credit Co-Investment	2,732,726
Polaris Newco, 15.44% (SOFR3M + 9.00%, 1.00% Floor), 6/3/2029, principal $2,000,000[1,3]	Private Credit Co-Investment	1,975,119
Sand Trust Series 21-1A - Class SUB, 10/15/2034[1]	Private Credit Co-Investment	655,671
US Hospitality Publishers, Inc., 12.46% (SOFR3M + 7.00% + CSA, 1.00% Floor), 12/18/2025, principal $2,150,000[1,3]	Private Credit Co-Investment	2,492,091
VCPF III Co-Invest 1-A, LP1,2	Private Credit Co-Investment	2,588,968
		24,066,087

Equity - 32.5%
ACP Hyperdrive Co-Invest, LLC[1,2,4]	Private Equity Co-Investment	2,849,875
AP DSB Co-Invest II, LP1,2,4	Private Equity Co-Investment	3,845,755
Biloxi Co-Investment Partners, LP1,2,4	Private Equity Co-Investment	1,865,452
Butterfly Nourish Co-Invest, LP1,3,4	Private Equity Co-Investment	4,999,631
BW Colson Co-Invest Feeder (Cayman), LP1,2,4	Private Equity Co-Investment	4,510,726
Carlyle Riser Co-Investment, LP1,2,4	Private Equity Co-Investment	2,935,315
Constellation 2022, LP1,2,4	Private Equity Co-Investment	7,050,159
Corsair Amore Investors, LP1,2,4	Private Equity Co-Investment	4,756,788
Coyote 2021, LP1,2,4	Private Equity Co-Investment	6,270,554
DSG Group Holdings, LP1,3,4	Private Equity Co-Investment	7,709,230
Enak Aggregator, LP1,2,4	Private Equity Co-Investment	3,377,026
Falcon Co-Investment Partners, LP1,2,4	Private Equity Co-Investment	2,916,841
ISH Co-Investment Aggregator, LP1,2,4	Private Equity Co-Investment	2,725,754
IvyRehab Holdings, LLC[1,3,4]	Private Equity Co-Investment	8,600,000
OceanSound Partners Co-Invest II, LP - Series B1,2,4,5	Private Equity Co-Investment	7,557,123
OceanSound Partners Co-Invest II, LP - Series E1,2,4	Private Equity Co-Investment	11,560,676
Onex OD Co-Invest, LP1,2,4	Private Equity Co-Investment	6,100,854
Palms Co-Investment Partners, LP1,2,4	Private Equity Co-Investment	3,808,016
Project Stream Co-Invest Fund, LP1,2,4	Private Equity Co-Investment	1,757,434
SANCY SLP[1,2,4]	Private Equity Co-Investment	1,605,939
SEP Hamilton III Aggregator, LP1,2,4	Private Equity Co-Investment	6,720,350
SEP Skyhawk Fund III Aggregator, LP1,2,4	Private Equity Co-Investment	556,300
Silver Lake Strategic Investors VI, LP1,3,4	Private Equity Co-Investment	5,279,908
The Global Atlantic Financial Group, LLC[1,3,4]	Private Equity Co-Investment	5,072,011
TPG IX Evergreen Cl 1, LP1,3,4	Private Equity Co-Investment	7,359,677
Veregy Parent, LLC[1,3,4]	Private Equity Co-Investment	3,375,000
Vistage Equity Investors, LP1,2,4	Private Equity Co-Investment	6,637,803
WestCap Cerebral Co-Invest 2021, LLC[1,2,4]	Private Equity Co-Investment	18,405
WestCap LoanPal Co-Invest 2020, LLC[1,3,4]	Private Equity Co-Investment	3,692,567
Wildcat 21 Co-Invest Fund, LP1,2,4	Private Equity Co-Investment	2,664,927
WP Gateway Co-Invest, LP1,3,4	Private Equity Co-Investment	7,052,238
		145,232,334
Total Co-Investments (Cost $126,098,706)		169,298,421

Primary Funds - 15.3%
Credit - 2.2%
Ashgrove Specialty Lending Fund I SCSp RAIF[1,2,4]	Private Credit Primary	$1,140,671
Coller Credit Opportunities I - B, LP1,2	Private Credit Primary	3,192,435
Lynx EBO Fund I (A), LLC[1,2,4]	Private Credit Primary	185,988
Onex Structured Credit Opportunities International Fund I, LLC[1,2]	Private Credit Primary	1,723,834
TKO Fund[1,2,4]	Private Credit Primary	3,448,227
		9,691,155

Equity - 13.1%
Avista Capital Partners V, LP1,2,4	Private Equity Primary	5,275,219
EnCap Energy Transition Fund 1-A, LP1,2,4	Private Equity Primary	2,193,351
Ethos Capital Investments, LP1,3,4	Private Equity Primary	2,973,608
FFL Capital Partners V, LP1,2,4	Private Equity Primary	6,016,867
Grain Spectrum Holdings III (Cayman), LP1,2,4	Private Equity Primary	3,525,209
Gridiron Capital Fund V, LP1,3,4	Private Equity Primary	2,538,397
ICG LP Secondaries Fund I, LP1,3,4	Private Equity Primary	3,533,812
OceanSound Partners Fund, LP1,2,4	Private Equity Primary	5,473,544
Overbay Fund XIV Offshore, LP1,2,4	Private Equity Primary	1,957,675
Sheridan Capital Partners Fund III, LP1,2,4	Private Equity Primary	1,419,660
Sumeru Equity Partners Fund III, LP1,2,4	Private Equity Primary	2,747,513
Sumeru Equity Partners Fund IV, LP1,2,4	Private Equity Primary	1,097,568
WestCap Strategic Operator Fund II, LP1,2,4	Private Equity Primary	4,588,996
WestCap Strategic Operator U.S. Feeder Fund, LP1,3,4	Private Equity Primary	8,083,963
Whitehorse Liquidity Partners IV, LP1,2,4	Private Equity Primary	3,615,649
Whitehorse Liquidity Partners V, LP1,2,4	Private Equity Primary	3,438,209
		58,479,240
Total Primary Funds (Cost $46,113,185)		68,170,395

Private Investment Funds - 7.7%
PIMCO DSCO Fund II Offshore Feeder, LP1,2,4	Private Credit Primary	5,111,457
Post Limited Term High Yield Fund, LP1,2,4	Alternative Strategy Short Duration High Yield	6,407,254
RenaissanceRe Medici Fund Ltd.[1,3,4]	Alternative Strategy Insurance Linked Securities	7,820,791
Ruffer Absolute Institutional, Ltd.[1,2,4]	Alternative Strategy Global Macro	4,842,598
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.[1,2,4]	Alternative Strategy Long/Short Carry Neutral	4,551,283
Voloridge Fund, LP1,2,4	Alternative Strategy Quant Market Neutral	5,706,555
Total Private Investment Funds (Cost $32,887,485)		34,439,938

Secondary Funds - 18.2%
Credit - 6.3%
AG DLI IV (Unlevered), LP1,2,4	Private Credit Secondary	12,465,988
BRCE SPV I, LLC[1,3,4]	Private Credit Secondary	199,357
Coller Credit Opportunities I - Annex I, SLP[1,2]	Private Credit Secondary	3,117,868
CRG Partners III - Parallel Fund (A), LP1,2,4	Private Credit Secondary	3,641,057
PGC U.S. Middle Market Direct Lending Offshore Fund I, LP1,3,4	Private Credit Secondary	8,663,496
		28,087,766

Equity - 11.9%
Adams Street 2009 Direct Fund, LP1,2,4	Private Equity Secondary	$20,824
Adams Street 2010 Direct Fund, LP1,2,4	Private Equity Secondary	28,771
Adams Street 2011 Direct Fund, LP1,2,4	Private Equity Secondary	38,936
Adams Street 2011 Non-U.S. Developed Markets Fund, LP1,2,4	Private Equity Secondary	131,795
Adams Street 2011 U.S. Fund, LP1,2,4	Private Equity Secondary	263,828
Adams Street 2013 Global Fund, LP1,2,4	Private Equity Secondary	1,682,391
Adams Street 2014 Global Fund, LP1,2,4	Private Equity Secondary	965,238
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP1,2,4	Private Equity Secondary	102,057
Adams Street Partnership Fund 2009 U.S. Fund, LP1,2,4	Private Equity Secondary	224,040
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP1,2,4	Private Equity Secondary	102,355
Adams Street Partnership Fund 2010 U.S. Fund, LP1,2,4	Private Equity Secondary	248,853
Alpine Investors Iceman CV[-A], LP1,3,4	Private Equity Secondary	4,962,885
Altor Fund IV (No. 1) AB1,2,4	Private Equity Secondary	5,653,151
ASP (Feeder) 2017 Global Fund, LP1,2,4	Private Equity Secondary	1,156,586
Coller International Partners VI Feeder Fund, LP - Class A1,2,4	Private Equity Secondary	697,052
Coller International Partners VII Feeder Fund, LP - Series B1,2,4	Private Equity Secondary	1,608,753
Forrest Holdings I LP - Class A1,2,4	Private Equity Secondary	1,103
Forrest Holdings I LP - Class B1,2,4	Private Equity Secondary	15,436
Global Infrastructure Partners II-C, LP1,2,4	Private Equity Secondary	1,073,437
Graphite Capital Partners VIII D, LP1,3,4	Private Equity Secondary	5,062,429
ICG Ludgate Hill IV-A Leopard, LP1,3,4	Private Equity Secondary	5,527,033
KH Aggregator, LP1,2,4	Private Equity Secondary	4,444,807
Onex Fund V, LP1,2,4	Private Equity Secondary	7,494,909
Overbay Fund XIV (AIV III), LP1,2,4	Private Equity Secondary	1,802,470
Overbay Fund XIV Offshore (AIV), LP1,2,4,5	Private Equity Secondary	3,361,436
Porcupine Holdings, LP - Class A1,2,4	Private Equity Secondary	2,872,707
Porcupine Holdings, LP - Class B1,2,4	Private Equity Secondary	2,131,461
SEP Hamilton, LP1,3,4	Private Equity Secondary	1,439,657
		53,114,400
Total Secondary Funds (Cost $55,596,054)		81,202,166

Total Private Investments (Cost $260,695,431)		353,110,920

U.S. Treasury Bills - 10.0%
United States Treasury Bill, 0.00%, 2/27/2024, principal $30,000,000	$29,476,697
United States Treasury Bill, 0.00%, 2/15/2024, principal $15,190,000	14,999,847
Total U.S. Treasury Bills (Cost $44,476,544)	44,476,544

Short-Term Investments - 14.0%
Goldman Sachs Financial Square Government Fund - Institutional Class, 5.17%, shares 32,589,364[6]	32,589,364
UMB Money Market Fiduciary, 0.01%, shares 10,929,500[6,7]	10,929,500
UMB Money Market Special, 5.18%, shares 18,938,410[6,7]	18,938,410
Total Short-Term Investments (Cost $62,457,274)	62,457,274

Total Investments (Cost $367,629,249) - 103.1%	$460,044,738
Liabilities in excess of other assets - (3.1%)	(13,691,361)
Net Assets - 100%	$446,353,377

CSA - Credit Spread Adjustment
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment In Kind
RAIF - Reserved Alternative Investment Fund
SCSp - Special Limited Partnership
SLP - Special Limited Partnership
SOFR1M - One Month Average Secured Overnight Financing Rate
SOFR3M - Three Month Average Secured Overnight Financing Rate

[1]	Restricted security. The total value of these securities is $353,110,920, which represents 79.1% of total net assets of the Fund. Please refer to Restricted Securities in the Notes to the Schedule of Investments.

[2]	Investment is valued using the Fund's pro rata net asset value (or its equivalent) as a practical expedient.

[3]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $113,450,397, which represents 25.4% of total net assets of the Fund.

[4]	Non-income producing.

[5]	Affiliated investment for which ownership exceeds 5% of the investment's capital.

[6]	Rate disclosed represents the seven day yield as of the Fund's period end.

[7]	The account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The Fund may redeem its investments in whole, or in part, on each business day.

Bow River Capital Evergreen Fund

Summary of Investments

12/31/2023 (Unaudited)

Percent of Total
Security Type/Geographic Region	Net Assets
Private Investments
North America	63.5%
Global	9.7%
Europe	5.9%
Total Private Investments	79.1%
U.S. Treasury Bills	10.0%
Short-Term Investments	14.0%
Total Investments	103.1%
Liabilities in excess of other assets	-3.1%
Net Assets	100.0%

See accompanying to the Schedule of Investments.

Bow River Capital Evergreen Fund

Notes to the schedule of investments

December 31, 2023 (unaudited)

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund on December 31, 2023 is as follows:

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
ACP Hyperdrive Co-Invest, LLC	March 7, 2022	$2,594,796	$2,849,875	0.6%
Adams Street 2009 Direct Fund, LP	April 1, 2022	27,545	20,824	0.0%
Adams Street 2010 Direct Fund, LP	April 1, 2022	28,757	28,771	0.0%
Adams Street 2011 Direct Fund, LP	April 1, 2022	47,251	38,936	0.0%
Adams Street 2011 Non-U.S. Developed Markets Fund, LP	April 1, 2022	102,964	131,795	0.0%
Adams Street 2011 U.S. Fund, LP	April 1, 2022	175,344	263,828	0.1%
Adams Street 2013 Global Fund, LP	April 1, 2022	1,408,201	1,682,391	0.4%
Adams Street 2014 Global Fund, LP	April 1, 2022	770,405	965,238	0.2%
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP	April 1, 2022	81,682	102,057	0.0%
Adams Street Partnership Fund 2009 U.S. Fund, LP	April 1, 2022	178,121	224,040	0.0%
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP	April 1, 2022	82,818	102,355	0.0%
Adams Street Partnership Fund 2010 U.S. Fund, LP	April 1, 2022	186,363	248,853	0.1%
AG DLI IV (Unlevered), LP	April 28, 2023	10,502,003	12,465,988	2.8%
Alpine Investors Iceman CV[-A], LP	October 20, 2023	4,966,885	4,962,885	1.1%
Altor Fund IV (No. 1) AB	August 12, 2022	6,181,869	5,653,151	1.3%
AP DSB Co-Invest II, LP	July 30, 2021	1,799,399	3,845,755	0.9%
Ashgrove Specialty Lending Fund I SCSp RAIF	December 17, 2021	899,560	1,140,671	0.3%
ASP (Feeder) 2017 Global Fund, LP	April 1, 2022	827,081	1,156,586	0.3%
Avista Capital Partners V, LP	March 16, 2021	3,891,948	5,275,219	1.2%
Biloxi Co-Investment Partners, LP	August 13, 2021	1,459,561	1,865,452	0.4%
BRCE SPV I, LLC	May 22, 2020	273,032	199,357	0.0%
Butterfly Nourish Co-Invest, LP	February 3, 2023	5,010,381	4,999,631	1.1%
BW Colson Co-Invest Feeder (Cayman), LP	March 15, 2021	3,049,786	4,510,726	1.0%
Carlyle Riser Co-Investment, LP	November 11, 2022	1,826,610	2,935,315	0.7%
Coller Credit Opportunities I - Annex I, SLP	July 29, 2021	2,300,267	3,117,868	0.7%
Coller Credit Opportunities I - B, LP	January 5, 2022	2,763,706	3,192,435	0.7%
Coller International Partners VI Feeder Fund, LP - Class A	October 1, 2020	113,512	697,052	0.2%
Coller International Partners VII Feeder Fund, LP - Series B	October 1, 2020	-	1,608,753	0.4%
Constellation 2022, LP	August 12, 2022	5,011,479	7,050,159	1.6%
Corsair Amore Investors, LP	May 27, 2022	5,038,438	4,756,788	1.1%
Coyote 2021, LP	March 29, 2021	2,614,724	6,270,554	1.4%
CRG Partners III - Parallel Fund (A), LP	December 31, 2022	2,373,967	3,641,057	0.8%
Digital Alpha Solutions Fund, LP	October 28, 2022	2,437,363	4,030,113	0.9%
DSG Group Holdings, LP	September 9, 2022	5,585,674	7,709,230	1.7%
Enak Aggregator, LP	January 18, 2022	2,861,507	3,377,026	0.8%
EnCap Energy Transition Fund 1-A, LP	April 21, 2021	294,064	2,193,351	0.5%
Ethos Capital Investments, LP	August 16, 2023	2,100,902	2,973,608	0.7%
Falcon Co-Investment Partners, LP	January 26, 2022	2,930,742	2,916,841	0.7%
FFL Capital Partners V, LP	June 16, 2022	3,854,480	6,016,867	1.3%
Forrest Holdings I LP - Class A	March 17, 2021	-	1,103	0.0%
Forrest Holdings I LP - Class B	March 17, 2021	-	15,436	0.0%
Global Infrastructure Partners II-C, LP	January 14, 2022	144,803	1,073,437	0.2%
Grain Spectrum Holdings III (Cayman), LP	October 28, 2020	2,679,886	3,525,209	0.8%
Graphite Capital Partners VIII D, LP	June 30, 2020	-	5,062,429	1.1%
Gridiron Capital Fund V, LP	November 27, 2023	2,184,205	2,538,397	0.6%
ICG LP Secondaries Fund I, LP	July 31, 2023	2,106,445	3,533,812	0.8%
ICG Ludgate Hill IV-A Leopard, LP	July 31, 2023	3,871,800	5,527,033	1.2%
ISH Co-Investment Aggregator, LP	May 6, 2021	2,311,692	2,725,754	0.6%
IvyRehab Holdings, LLC	August 25, 2023	8,004,000	8,600,000	1.9%
KH Aggregator, LP	November 30, 2020	2,575,642	4,444,807	1.0%
Lynx EBO Fund I (A), LLC	December 18, 2020	-	185,988	0.0%
OceanSound Partners Co-Invest II, LP - Series B	November 5, 2021	3,897,268	7,557,123	1.7%
OceanSound Partners Co-Invest II, LP - Series E	December 16, 2022	-	11,560,676	2.6%
OceanSound Partners Fund, LP	December 27, 2021	2,752,221	5,473,544	1.2%
Onex Fund V, LP	September 30, 2022	6,195,931	7,494,909	1.7%
Onex OD Co-Invest, LP	November 9, 2020	3,511,271	6,100,854	1.4%

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
Onex Structured Credit Opportunities International Fund I, LLC	May 11, 2021	$1,402,608	$1,723,834	0.4%
Overbay Fund XIV (AIV III), LP	March 26, 2021	449,407	1,802,470	0.4%
Overbay Fund XIV Offshore (AIV), LP	January 5, 2021	-	3,361,436	0.8%
Overbay Fund XIV Offshore, LP	January 22, 2021	939,933	1,957,675	0.4%
Palmer Square Loan Funding 2021-3, Ltd.	July 9, 2021	1,496,811	1,217,644	0.3%
Palms Co-Investment Partners, LP	June 3, 2022	3,813,961	3,808,016	0.9%
PARIOU SLP	October 14, 2022	5,055,979	6,068,984	1.4%
Pathstone Family Office, LLC	May 16, 2023	2,335,292	2,304,771	0.5%
PGC U.S. Middle Market Direct Lending Offshore Fund I, LP	July 24, 2023	6,641,871	8,663,496	1.9%
PIMCO DSCO Fund II Offshore Feeder, LP	June 30, 2020	4,205,485	5,111,457	1.1%
Planet US Buyer, LLC	January 31, 2023	2,691,778	2,732,726	0.6%
Polaris Newco	June 18, 2021	1,944,556	1,975,119	0.4%
Porcupine Holdings, LP - Class A	December 29, 2021	2,136,521	2,872,707	0.6%
Porcupine Holdings, LP - Class B	December 29, 2021	2,010,512	2,131,461	0.6%
Post Limited Term High Yield Fund, LP	January 1, 2021	6,000,000	6,407,254	1.4%
Project Stream Co-Invest Fund, LP	October 1, 2021	2,237,313	1,757,434	0.4%
RenaissanceRe Medici Fund Ltd.	April 28, 2023	7,004,000	7,820,791	1.7%
Ruffer Absolute Institutional, Ltd.	April 1, 2022	5,004,000	4,842,598	1.1%
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.	January 28, 2022	5,004,000	4,551,283	1.0%
SANCY SLP	October 14, 2022	1,698,500	1,605,939	0.4%
Sand Trust Series 21-1A - Class SUB	November 6, 2021	916,162	655,671	0.1%
SEP Hamilton III Aggregator, LP	August 17, 2020	2,519,336	6,720,350	1.5%
SEP Hamilton, LP	June 30, 2023	941,500	1,439,657	0.3%
SEP Skyhawk Fund III Aggregator, LP	August 24, 2021	510,356	556,300	0.1%
Sheridan Capital Partners Fund III, LP	March 31, 2023	1,524,167	1,419,660	0.3%
Silver Lake Strategic Investors VI, LP	June 2, 2023	5,008,155	5,279,908	1.2%
Sumeru Equity Partners Fund III, LP	December 8, 2020	2,157,545	2,747,513	0.6%
Sumeru Equity Partners Fund IV, LP	September 2, 2022	1,222,011	1,097,568	0.2%
The Global Atlantic Financial Group, LLC	January 1, 2021	3,849,077	5,072,011	1.1%
TKO Fund	November 4, 2022	2,616,952	3,448,227	0.8%
TPG IX Evergreen Cl 1, LP	November 22, 2023	7,363,677	7,359,677	1.6%
US Hospitality Publishers, Inc.	January 11, 2021	2,538,364	2,492,091	0.6%
VCPF III Co-Invest 1-A, LP	May 13, 2021	2,071,144	2,588,968	0.6%
Veregy Parent, LLC	November 3, 2020	3,005,300	3,375,000	0.8%
Vistage Equity Investors, LP	July 22, 2022	5,004,000	6,637,803	1.5%
Voloridge Fund, LP	November 1, 2020	5,670,000	5,706,555	1.3%
WestCap Cerebral Co-Invest 2021, LLC	June 17, 2021	259,342	18,405	0.0%
WestCap LoanPal Co-Invest 2020, LLC	December 18, 2020	2,436,328	3,692,567	0.8%
WestCap Strategic Operator Fund II, LP	July 31, 2021	4,629,228	4,588,996	1.0%
WestCap Strategic Operator U.S. Feeder Fund, LP	February 5, 2021	2,712,690	8,083,963	1.8%
Whitehorse Liquidity Partners IV, LP	November 10, 2020	2,406,691	3,615,649	0.8%
Whitehorse Liquidity Partners V, LP	February 24, 2022	2,973,943	3,438,209	0.8%
Wildcat 21 Co-Invest Fund, LP	August 13, 2021	2,255,434	2,664,927	0.6%
WP Gateway Co-Invest, LP	October 2, 2023	7,143,151	7,052,238	1.6%
		$260,695,431	$353,110,920	79.1%